AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.6%
Common Stocks — 94.6%
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	21,777	$3,270,034
Auto Components — 1.7%
Fox Factory Holding Corp.*(a)	54,518	5,340,038
Gentherm, Inc.*	32,640	2,384,026
Patrick Industries, Inc.	47,307	2,852,612
		10,576,676
Automobiles — 0.5%
Thor Industries, Inc.(a)	36,043	2,836,584
Banks — 2.4%
Customers Bancorp, Inc.*	38,380	2,001,133
PacWest Bancorp	41,960	1,809,735
Synovus Financial Corp.	64,668	3,168,732
Triumph Bancorp, Inc.*	38,109	3,583,008
Western Alliance Bancorp	27,114	2,245,582
Wintrust Financial Corp.	24,910	2,314,886
		15,123,076
Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	4,301	1,670,809
Biotechnology — 9.2%
Akero Therapeutics, Inc.*(a)	90,987	1,291,106
ALX Oncology Holdings, Inc.*(a)	38,479	650,295
Apellis Pharmaceuticals, Inc.*	97,977	4,978,211
Arrowhead Pharmaceuticals, Inc.*	16,251	747,383
Avidity Biosciences, Inc.*(a)	62,382	1,152,196
Beam Therapeutics, Inc.*(a)	30,730	1,760,829
Bicycle Therapeutics PLC (United Kingdom), ADR*(a)	21,270	933,328
BioAtla, Inc.*	13,408	67,040
BioCryst Pharmaceuticals, Inc.*(a)	118,190	1,921,769
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	13,334	1,581,012
Blueprint Medicines Corp.*(a)	37,451	2,392,370
Celldex Therapeutics, Inc.*(a)	78,809	2,684,235
Compass Pathways PLC (United Kingdom), ADR*(a)	41,960	540,864
Cytokinetics, Inc.*(a)	74,697	2,749,597
DermTech, Inc.*(a)	48,950	718,586
Equillium, Inc.*(a)	153,750	484,312
Fate Therapeutics, Inc.*(a)	62,491	2,422,776
Heron Therapeutics, Inc.*(a)	136,346	779,899
ImmunoGen, Inc.*	271,327	1,291,517
Intellia Therapeutics, Inc.*	47,172	3,427,989
KalVista Pharmaceuticals, Inc.*	84,795	1,249,878
Karuna Therapeutics, Inc.*	15,830	2,007,086
Kezar Life Sciences, Inc.*(a)	70,840	1,177,361
Kymera Therapeutics, Inc.*	42,531	1,799,912
Mirati Therapeutics, Inc.*	12,230	1,005,551
Morphic Holding, Inc.*	18,600	746,790
Neurocrine Biosciences, Inc.*	13,244	1,241,625
Opthea Ltd. (Australia), ADR*(a)	74,040	493,477
PTC Therapeutics, Inc.*(a)	63,009	2,350,866
REVOLUTION Medicines, Inc.*	61,952	1,580,396
Rubius Therapeutics, Inc.*(a)	139,370	767,929
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Scholar Rock Holding Corp.*(a)	67,480	$869,817
SpringWorks Therapeutics, Inc.*(a)	33,690	1,901,464
Stoke Therapeutics, Inc.*	61,770	1,300,258
Syndax Pharmaceuticals, Inc.*(a)	90,451	1,572,038
Turning Point Therapeutics, Inc.*	28,170	756,364
Ultragenyx Pharmaceutical, Inc.*	19,333	1,403,962
United Therapeutics Corp.*	6,861	1,230,932
Veracyte, Inc.*(a)	43,596	1,201,942
		57,232,962
Building Products — 2.1%
Armstrong World Industries, Inc.	31,139	2,802,821
AZEK Co., Inc. (The)*	41,000	1,018,440
Simpson Manufacturing Co., Inc.	16,580	1,807,883
Zurn Water Solutions Corp.	207,274	7,337,500
		12,966,644
Capital Markets — 1.0%
Focus Financial Partners, Inc. (Class A Stock)*	61,060	2,792,884
Stifel Financial Corp.	48,636	3,302,385
		6,095,269
Chemicals — 1.1%
Avient Corp.	29,660	1,423,680
Axalta Coating Systems Ltd.*	138,146	3,395,629
Ingevity Corp.*	30,635	1,962,784
		6,782,093
Commercial Services & Supplies — 1.7%
Casella Waste Systems, Inc. (Class A Stock)*	35,660	3,125,599
Clean Harbors, Inc.*	20,495	2,288,062
Tetra Tech, Inc.(a)	30,755	5,072,730
		10,486,391
Communications Equipment — 0.6%
Lumentum Holdings, Inc.*(a)	37,950	3,703,920
Construction & Engineering — 1.3%
WillScot Mobile Mini Holdings Corp.*	202,576	7,926,799
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	88,680	2,754,401
Consumer Finance — 1.0%
OneMain Holdings, Inc.	71,157	3,373,553
PRA Group, Inc.*	40,670	1,833,404
PROG Holdings, Inc.*	27,200	782,544
		5,989,501
Containers & Packaging — 0.2%
Ranpak Holdings Corp.*(a)	64,124	1,310,053
Diversified Consumer Services — 0.6%
Houghton Mifflin Harcourt Co.*	44,400	932,844
Mister Car Wash, Inc.*(a)	188,080	2,781,703
		3,714,547
A1

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries, Inc.	56,870	$4,895,369
Fabrinet (Thailand)*	9,900	1,040,787
II-VI, Inc.*(a)	69,536	5,040,665
Insight Enterprises, Inc.*(a)	35,860	3,848,495
		14,825,316
Equity Real Estate Investment Trusts (REITs) — 3.9%
Essential Properties Realty Trust, Inc.	149,066	3,771,370
Independence Realty Trust, Inc.(a)	194,077	5,131,396
National Storage Affiliates Trust	39,050	2,450,778
PS Business Parks, Inc.	24,984	4,199,311
Rexford Industrial Realty, Inc.	58,389	4,355,235
Ryman Hospitality Properties, Inc.*	44,590	4,136,614
		24,044,704
Food & Staples Retailing — 1.4%
BJ’s Wholesale Club Holdings, Inc.*	42,470	2,871,397
Performance Food Group Co.*(a)	110,445	5,622,755
		8,494,152
Food Products — 2.6%
Freshpet, Inc.*(a)	63,133	6,479,971
Lancaster Colony Corp.(a)	20,313	3,029,684
Simply Good Foods Co. (The)*	108,807	4,129,226
Sovos Brands, Inc.*(a)	181,773	2,577,541
		16,216,422
Health Care Equipment & Supplies — 5.1%
AtriCure, Inc.*	36,529	2,398,859
Axonics, Inc.*(a)	24,440	1,529,944
CONMED Corp.	14,290	2,122,779
CryoPort, Inc.*	64,080	2,237,033
Glaukos Corp.*	44,157	2,553,158
Globus Medical, Inc. (Class A Stock)*	49,921	3,683,171
Inari Medical, Inc.*(a)	30,273	2,743,945
Integra LifeSciences Holdings Corp.*	58,958	3,788,641
LivaNova PLC*	16,260	1,330,556
Nevro Corp.*	46,811	3,385,840
Shockwave Medical, Inc.*	12,280	2,546,381
Tandem Diabetes Care, Inc.*	26,832	3,120,293
		31,440,600
Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc.*	15,270	1,000,643
Amedisys, Inc.*(a)	10,300	1,774,587
Covetrus, Inc.*	103,314	1,734,642
HealthEquity, Inc.*(a)	52,200	3,520,368
LHC Group, Inc.*	25,286	4,263,220
ModivCare, Inc.*(a)	14,841	1,712,503
Owens & Minor, Inc.(a)	94,052	4,140,169
R1 RCM, Inc.*	272,247	7,285,330
Surgery Partners, Inc.*	66,210	3,644,860
		29,076,322
Health Care Technology — 2.0%
Health Catalyst, Inc.*(a)	121,846	3,183,836
Inspire Medical Systems, Inc.*	15,220	3,906,822
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Omnicell, Inc.*	39,548	$5,121,070
		12,211,728
Hotels, Restaurants & Leisure — 4.7%
BJ’s Restaurants, Inc.*	92,606	2,620,750
Churchill Downs, Inc.	17,961	3,983,390
GAN Ltd. (United Kingdom)*(a)	199,179	960,043
Papa John’s International, Inc.	18,240	1,920,307
Penn National Gaming, Inc.*(a)	58,991	2,502,398
Planet Fitness, Inc. (Class A Stock)*	31,570	2,667,034
SeaWorld Entertainment, Inc.*	33,190	2,470,664
Texas Roadhouse, Inc.	63,720	5,335,276
Wingstop, Inc.(a)	58,649	6,882,460
		29,342,322
Household Durables — 0.5%
TopBuild Corp.*	17,207	3,121,178
Insurance — 0.2%
James River Group Holdings Ltd.	61,508	1,521,708
Interactive Media & Services — 1.4%
Bumble, Inc. (Class A Stock)*	79,945	2,316,806
Ziff Davis, Inc.*(a)	45,563	4,409,587
ZipRecruiter, Inc. (Class A Stock)*	82,820	1,903,204
		8,629,597
Internet & Direct Marketing Retail — 0.7%
Porch Group, Inc.*(a)	124,930	867,639
Shutterstock, Inc.	36,035	3,354,138
		4,221,777
IT Services — 6.1%
Concentrix Corp.	29,060	4,840,234
DigitalOcean Holdings, Inc.*(a)	89,976	5,205,111
ExlService Holdings, Inc.*	31,085	4,453,548
Flywire Corp.*	16,010	489,586
LiveRamp Holdings, Inc.*	38,369	1,434,617
Paya Holdings, Inc.*	128,300	751,838
Paymentus Holdings, Inc. (Class A Stock)*(a)	50,110	1,056,319
Perficient, Inc.*	48,414	5,329,897
Repay Holdings Corp.*(a)	179,375	2,649,369
Shift4 Payments, Inc. (Class A Stock)*(a)	52,609	3,258,075
Verra Mobility Corp.*(a)	292,010	4,753,923
WNS Holdings Ltd. (India), ADR*	45,237	3,867,311
		38,089,828
Leisure Products — 1.2%
Acushnet Holdings Corp.(a)	58,510	2,355,612
YETI Holdings, Inc.*(a)	82,507	4,948,770
		7,304,382
Life Sciences Tools & Services — 0.6%
Codexis, Inc.*(a)	57,820	1,192,248
NanoString Technologies, Inc.*	62,039	2,155,855

A2

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
NeoGenomics, Inc.*	56,065	$681,190
		4,029,293
Machinery — 4.3%
Altra Industrial Motion Corp.	49,674	1,933,809
Chart Industries, Inc.*(a)	43,202	7,420,808
Evoqua Water Technologies Corp.*	104,540	4,911,289
Hydrofarm Holdings Group, Inc.*(a)	107,335	1,626,125
ITT, Inc.	38,547	2,899,120
John Bean Technologies Corp.	44,000	5,212,680
SPX Corp.*	58,674	2,899,082
		26,902,913
Media — 0.5%
Cardlytics, Inc.*(a)	56,841	3,125,118
Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	58,384	2,508,177
Oil, Gas & Consumable Fuels — 2.3%
Magnolia Oil & Gas Corp. (Class A Stock)(a)	147,514	3,488,706
Matador Resources Co.(a)	60,320	3,195,754
Ovintiv, Inc.(a)	67,078	3,626,907
PDC Energy, Inc.	29,945	2,176,403
Ranger Oil Corp. (Class A Stock)*	60,960	2,104,949
		14,592,719
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	26,900	1,671,028
Personal Products — 1.2%
Beauty Health Co. (The)*(a)	219,472	3,704,687
elf Beauty, Inc.*	148,670	3,840,146
		7,544,833
Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc.*	120,399	2,075,679
Arvinas, Inc.*	36,630	2,465,199
Harmony Biosciences Holdings, Inc.*(a)	11,300	549,745
Intra-Cellular Therapies, Inc.*	29,070	1,778,793
Pacira BioSciences, Inc.*(a)	34,551	2,636,932
		9,506,348
Professional Services — 2.8%
ASGN, Inc.*	50,926	5,943,574
CACI International, Inc. (Class A Stock)*	17,021	5,127,746
Exponent, Inc.	28,401	3,068,728
Insperity, Inc.	34,982	3,512,892
		17,652,940
Road & Rail — 0.3%
Saia, Inc.*	8,880	2,165,122
Semiconductors & Semiconductor Equipment — 5.5%
Axcelis Technologies, Inc.*	53,611	4,049,239
Cirrus Logic, Inc.*	35,238	2,987,830
Impinj, Inc.*	23,010	1,462,055
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lattice Semiconductor Corp.*	106,611	$6,497,941
MACOM Technology Solutions Holdings, Inc.*	85,100	5,094,937
MKS Instruments, Inc.	11,619	1,742,850
Power Integrations, Inc.	52,880	4,900,919
Silicon Laboratories, Inc.*	12,860	1,931,572
SiTime Corp.*(a)	5,920	1,467,094
Synaptics, Inc.*(a)	20,646	4,118,877
		34,253,314
Software — 9.3%
ACI Worldwide, Inc.*	70,360	2,215,636
Alarm.com Holdings, Inc.*	41,888	2,783,877
Avaya Holdings Corp.*(a)	350,710	4,443,496
Blackbaud, Inc.*	45,451	2,721,151
Consensus Cloud Solutions, Inc.*	28,847	1,734,570
Digital Turbine, Inc.*(a)	69,619	3,050,008
Five9, Inc.*(a)	14,802	1,634,141
Jamf Holding Corp.*(a)	63,290	2,203,125
Manhattan Associates, Inc.*	26,967	3,740,593
Olo, Inc. (Class A Stock)*(a)	139,021	1,842,028
Q2 Holdings, Inc.*	48,434	2,985,956
Rapid7, Inc.*	48,036	5,343,525
Smartsheet, Inc. (Class A Stock)*	38,990	2,135,872
Sprout Social, Inc. (Class A Stock)*	58,016	4,648,242
Telos Corp.*	85,130	848,746
Tenable Holdings, Inc.*	26,090	1,507,741
Varonis Systems, Inc.*	200,549	9,534,099
Veritone, Inc.*(a)	80,499	1,471,522
Workiva, Inc.*(a)	23,910	2,821,380
		57,665,708
Specialty Retail — 0.3%
Boot Barn Holdings, Inc.*(a)	17,000	1,611,430
Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	37,546	2,868,515
Deckers Outdoor Corp.*	9,674	2,648,451
PVH Corp.	33,576	2,572,257
Under Armour, Inc. (Class C Stock)*(a)	165,809	2,579,988
		10,669,211
Thrifts & Mortgage Finance — 0.8%
MGIC Investment Corp.	225,986	3,062,110
Walker & Dunlop, Inc.	16,650	2,154,843
		5,216,953
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	43,894	4,506,158
Boise Cascade Co.	23,131	1,606,910
Herc Holdings, Inc.	10,830	1,809,585
		7,922,653

Total Common Stocks (cost $562,339,400)		588,017,555
Exchange-Traded Funds — 3.0%
iShares Russell 2000 Growth ETF	20,718	5,298,629

A3

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
Vanguard Small-Cap Growth ETF	54,994	$13,645,661

Total Exchange-Traded Funds (cost $22,296,213)		18,944,290

Total Long-Term Investments (cost $584,635,613)		606,961,845
Short-Term Investments — 28.6%
Affiliated Mutual Fund — 26.2%
PGIM Institutional Money Market Fund (cost $162,767,662; includes $162,738,412 of cash collateral for securities on loan)(b)(we)	162,906,403	162,759,788
Unaffiliated Funds — 2.4%
Dreyfus Government Cash Management (Institutional Shares)	9,931,658	9,931,658
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	5,095,513	5,095,513

Total Unaffiliated Funds (cost $15,027,171)		15,027,171

Total Short-Term Investments (cost $177,794,833)		177,786,959

TOTAL INVESTMENTS—126.2% (cost $762,430,446)		784,748,804

Liabilities in excess of other assets — (26.2)%		(163,136,156)

Net Assets — 100.0%		$621,612,648

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $156,124,582; cash collateral of $162,738,412 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4